Commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 26, 2019	Dec. 19, 2019
Capital commitments
Less than One Year	¥ 2,798,736
1-3 Years	121,825
Total	2,920,561
Purchase obligations
Less than One Year	11,798,199
Total	¥ 11,798,199
Disposal by sale | Chongqing Zhizao
Purchase obligations
Equity interest disposed		100.00%	100.00%